Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2016
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2014	612,798	$13.49
Granted	186,702	6.95
Forfeited	(63,950)	12.29
Vested	(330,252)	13.33
Balance December 31, 2015	405,298	$10.80
Forfeited	(155,298)	10.08
Vested	(150,000)	12.43
Balance December 31, 2016	100,000	$9.46

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2014	309,452	$17.22
Granted and vested	52,802	6.89
Non vested shares granted in prior years and vested 2015	277,450	14.56
Granted and vested shares in prior years, but cancelled during 2015	(29,817)	16.59
As at December 31, 2015	609,887	$15.15
Vested shares granted in prior years	150,000	12,43
Granted and vested shares in prior years, but cancelled during 2016	(416,002)	13.52
As at December 31, 2016	343,885	$15.94